Other payable (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Other Payable
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Other payable to related parties(1)	4,610	10,025
Accrued expenses	7,147	8,820
Other taxes payable(2)	2,359	2,811
Total	14,116	21,656